Insurance contract liabilities - Disclosure of assumptions used in estimation of insurance reserves (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Annuities [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	SPP-S-2017, SPP-I-2017 with improvement factor for mortality
Annuities [Member] | S Or Vac [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	4.78%	3.77%
Annuities [Member] | USD [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	6.10%	3.70%
Annuities [Member] | PEN [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	8.14%	6.84%
Retirement, disability and survival annuities
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	SPP-S-2017, SPP-I-2017 with improvement factor for mortality
Retirement, disability and survival annuities | S Or Vac [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	4.78%	3.77%
SCTR insurance [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	SPP-S-2017, SPP-I-2017 with improvement factor for mortality	SPP-S-2017, SPP-I-2017 with improvement factor for mortality
SCTR insurance [member] | S Or Vac [Member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	4.78%	3.77%
Life insurance contracts [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Mortality table	CSO 80 adjustable	CSO 80 adjustable
Life insurance contracts [member] | Bottom of range [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	4.00%	4.00%
Life insurance contracts [member] | Top of range [member]
Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Line Items]
Technical rates	5.00%	5.00%